Derivative Warrants Liabilities (Tables)	3 Months Ended
Jan. 31, 2024
Derivative Warrants Liabilities [Abstract]
Schedule of Binomial Model was used to Measure the Derivative Warrant Liability	The binomial model was used to measure the derivative warrant liability with the following assumptions:
January 31, 2024
Share Price	$1.43
Exercise Price	$1.077-$1.60
Expected life	4.18-4.96 years
Risk-free interest rate	3.91-3.96%
Dividend yield	0.00%
Expected volatility	154.22-157.68%

Schedule of Changes in the Warrants Liability	The following table presents the changes in the warrants liability during the period:
Balance as of November 1, 2022	$-
Issuance of April 2023 Warrants	1,771,208
Issuance of September 2023 Warrants	923,225
Exercise of warrants	(574,040)
Changes in fair value of warrants	2,189,986
Balance as of October 31, 2023	$4,310,379
Issuance of January 2024 Warrants	480,004
Exercise of warrants	(433,870)
Changes in fair value of warrants	(155,143)
Balance as of January 31, 2024	$4,201,370